Leases - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Leases [Line Items]
Property sublease, description	The Company leases space under operating leases for administrative offices in New York, New York and Waltham, Massachusetts. The Company also leased office space under operating leases, which had a non-cancelable lease term of less than one year and, therefore, management elected the practical expedient to exclude these short-term leases from right-of-use assets and lease liabilities.
Weighted-Average remaining lease term	30 months
Weighted-average discount rate - operating lease	10.30%